Other Information ( Schedule Of Accounts Payable And Accrued Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other Information [Abstract]
Due to related parties (note 3)	$ 1,816	$ 1,450
Accrued interest	19,592	14,205
Other accrued liabilities	25,992	12,739
Accounts payable and accrued liabilities, Total	$ 47,400	$ 28,394